SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9545

Seligman Time Horizon/Harvester Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Time Horizon/Harvester Series, Inc.
Schedules of Investments (unaudited)
March 31, 2006

Seligman Time Horizon 30 Fund
	Shares	Value
Domestic Equity Funds 58.3%
Seligman Capital Fund*	146,574	$ 3,322,833
Seligman Communications and Information Fund*	79,830	2,448,386
Seligman Frontier Fund*Ø	31,941	453,882
Seligman Growth Fund*	106,978	449,308
Seligman Large-Cap Value Fund	33,916	450,065
Seligman Smaller-Cap Value Fund*Ø	110,674	1,996,559
		9,121,033
Global Equity Funds 38.8%
Seligman Emerging Markets Fund*Ø	126,589	1,527,929
Seligman Global Smaller Companies Fund*Ø	201,321	3,784,835
Seligman International Growth Fund*	50,747	761,712
		6,074,476
Total Investments 97.1%		15,195,509
Other Assets Less Liabilities 2.9%		457,631
Net Assets 100.0%		$ 15,653,140

Seligman Time Horizon 20 Fund
	Shares	Value
Domestic Equity Funds 62.4%
Seligman Capital Fund*	243,079	$ 5,510,601
Seligman Communications and Information Fund*	90,035	2,761,373
Seligman Frontier Fund*Ø	57,907	822,858
Seligman Growth Fund*	579,000	2,431,800
Seligman Large-Cap Value Fund	183,080	2,429,472
Seligman Smaller-Cap Value Fund*Ø	190,815	3,442,303
		17,398,407
Global Equity Funds 37.2%
Seligman Emerging Markets Fund*Ø	234,028	2,824,718
Seligman Global Smaller Companies Fund*Ø	254,542	4,785,390
Seligman International Growth Fund*	183,205	2,749,907
		10,360,015
Total Investments 99.6%		27,758,422
Other Assets Less Liabilities 0.4%		121,053
Net Assets 100.0%		$ 27,879,475

Seligman Time Horizon 10 Fund
	Shares	Value
Domestic Equity Funds 54.5%
Seligman Capital Fund*	306,975	$ 6,959,123
Seligman Communications and Information Fund*	113,401	3,478,009
Seligman Growth Fund*	730,016	3,066,067
Seligman Large-Cap Value Fund	230,963	3,064,879
Seligman Smaller-Cap Value Fund*Ø	137,349	2,477,776
		19,045,854
Fixed-Income Funds 9.8%
Seligman High-Yield Fund	1,028,867	3,426,128

Global Equity Funds 24.9%
Seligman Emerging Markets Fund*Ø	145,789	1,759,673
Seligman Global Smaller Companies Fund*Ø	186,155	3,499,714
Seligman International Growth Fund*	230,613	3,461,501
		8,720,888
REIT Funds 9.9%
Seligman LaSalle Monthly Dividend Real Estate FundØ	350,106	3,455,546

Total Investments 99.1%		34,648,416
Other Assets Less Liabilities 0.9%		312,661
Net Assets 100.0%		$ 34,961,077

Seligman Harvester Fund
	Shares	Value
Domestic Equity Funds 44.9%
Seligman Capital Fund*	77,848	$ 1,764,814
Seligman Common Stock Fund	157,355	1,919,731
Seligman Growth Fund*	499,485	2,097,837
Seligman Large-Cap Value Fund	157,752	2,093,370
		7,875,752
Fixed-Income Funds 29.9%
Seligman High-Yield Fund	524,661	1,747,121
Seligman Investment Grade Fixed Income Fund	250,047	1,742,828
Seligman U.S. Government Securities Fund	257,803	1,742,748
		5,232,697
Global Equity Funds 10.1%
Seligman International Growth Fund*	117,925	1,770,054

REIT Funds 15.1%
Seligman LaSalle Monthly Dividend Real Estate FundØ	267,400	2,639,238

Total Investments 100.0%		17,517,741
Other Assets Less Liabilities 0.0%		(1,968)
Net Assets 100.0%		$ 17,515,773

_______________
* Non-incoming producing security.
Ø Security paid capital gain distributions in the twelve months ended March 31, 2006.

Organization — Seligman Time Horizon/Harvester Series, Inc. consists of four separate funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund, and Seligman Harvester Fund. Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”).

Security Valuation — Underlying Funds owned by a Fund are valued at their respective net asset values. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Tax Information — At March 31, 2006, the cost of investments for federal income tax purposes, and the tax basis net and gross unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Time Horizon 30 Fund	$11,418,251	$3,902,064	$124,806	$3,777,258
Time Horizon 20 Fund	21,989,342	6,231,945	462,865	5,769,080
Time Horizon 10 Fund	29,401,386	5,764,188	517,158	5,247,030
Harvester	16,294,431	1,776,864	553,554	1,223,310

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2006

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.